Earnings per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
Basic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income attributable to trivago N.V., after adjusting for noncontrolling interest as a result of the corporate reorganization and IPO, for the period from December 16, 2016 (effective date of the corporate reorganization and IPO) through December 31, 2016, by the weighted average number of Class A and Class B common stock outstanding during the same period. There were no shares of Class A or Class B common stock outstanding prior to December 16, 2016, therefore no earnings per share information has been presented for any period prior to that date.
The following table presents our basic and diluted earnings per share:

(In thousands, except per share data)	December 16, 2016 through December 31, 2016
Numerator:
Net income	€1,185
Less: net income attributable to noncontrolling interest	285
Net income attributable to trivago N.V.	€900
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted	237,811

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted	€0.00